CORE DEPOSIT INTANGIBLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Finite-lived Intangible Assets [Roll Forward]
Beginning of year	$ 3,308	$ 3,846
Effect of acquisitions	0	42
Amortization	(584)	(580)	$ (535)
End of year	2,724	3,308	3,846
Accumulated amortization				$ 3,107	$ 2,523
Amortization	584	580	535
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2018				584
2019				584
2020				584
2021				417
2022				183
Thereafter				372
Total	$ 3,308	$ 3,846	$ 3,846	$ 2,724	$ 3,308